UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21132
Investment Company Act File Number
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Investment Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 45.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.624%, with maturity at 2020(1)	$1,162	$1,193,040
2.87%, with maturity at 2023(1)	2,581	2,668,056
3.075%, with various maturities to 2037(1)	3,129	3,223,302
3.109%, with various maturities to 2022(1)	5,070	5,182,618
3.188%, with maturity at 2035(1)	8,165	8,379,644
3.238%, with maturity at 2035(1)	5,943	6,106,163
3.361%, with maturity at 2034(1)	2,875	2,957,550
3.503%, with maturity at 2022(1)	579	599,392
3.728%, with maturity at 2032(1)	2,387	2,445,549
3.758%, with maturity at 2025(1)	2,127	2,232,465
3.791%, with maturity at 2029(1)	1,695	1,732,106
3.842%, with maturity at 2034(1)	1,358	1,443,592
4.259%, with maturity at 2037(1)	2,973	3,157,834
4.366%, with maturity at 2030(1)	2,320	2,469,207
4.50%, with maturity at 2018	6,519	6,973,736
5.00%, with various maturities to 2018	10,586	11,363,024
5.423%, with maturity at 2032(1)	1,054	1,116,574
5.50%, with maturity at 2017	578	625,720
6.00%, with various maturities to 2035	13,435	14,926,377
6.50%, with various maturities to 2030	1,012	1,129,755
7.00%, with various maturities to 2035	2,750	3,119,170
7.50%, with various maturities to 2017	1,877	2,009,782
8.00%, with various maturities to 2025	552	623,021
9.25%, with maturity at 2017	7	8,209

		$85,685,886

Federal National Mortgage Association:
2.614%, with maturity at 2031(1)	$6,018	$6,229,849
2.959%, with maturity at 2019(1)	3,045	3,149,234
3.041%, with various maturities to 2027(1)	1,077	1,109,105
3.07%, with maturity at 2020(1)	1,058	1,074,798
3.075%, with various maturities to 2035(1)	6,740	6,948,455
3.104%, with maturity at 2018(1)	689	701,088
3.109%, with maturity at 2032(1)	3,091	3,190,671
3.115%, with maturity at 2031(1)	8,546	8,747,321
3.133%, with maturity at 2018(1)	101	103,398
3.294%, with maturity at 2037(1)	7,188	7,463,454
3.296%, with maturity at 2040(1)	1,985	2,082,165
3.407%, with maturity at 2036(1)	790	811,681
3.544%, with maturity at 2029(1)	631	648,474
3.555%, with maturity at 2030(1)	1,438	1,485,827
3.625%, with maturity at 2018(1)	84	85,729
3.738%, with maturity at 2034(1)	8,896	9,362,238
3.786%, with maturity at 2036(1)	2,878	2,953,937
3.892%, with maturity at 2035(1)	3,918	4,136,955
3.936%, with maturity at 2030(1)	5,223	5,445,143
3.95%, with maturity at 2034(1)	5,824	6,161,860
3.993%, with maturity at 2021(1)	1,278	1,334,726
4.033%, with maturity at 2030(1)	2,016	2,124,175
4.089%, with maturity at 2036(1)	786	807,260
4.104%, with maturity at 2033(1)	2,044	2,179,777
4.25%, with maturity at 2021(1)	2,226	2,302,785
4.50%, with various maturities to 2018	18,270	19,556,627
4.524%, with maturity at 2035(1)	2,763	2,945,953

	Principal
	Amount
Security	(000’s omitted)	Value
4.527%, with maturity at 2036(1)	$4,591	$4,891,431
4.671%, with maturity at 2035(1)	5,371	5,728,123
4.872%, with maturity at 2034(1)	2,679	2,852,401
4.955%, with maturity at 2034(1)	6,186	6,597,235
5.00%, with various maturities to 2018(2)	9,441	10,135,487
5.50%, with maturity at 2016	1,251	1,352,405
6.00%, with various maturities to 2031	4,111	4,530,677
6.321%, with maturity at 2032(1)	874	931,986
6.50%, with various maturities to 2019	1,766	1,877,841
7.00%, with various maturities to 2033	6,223	7,099,351
8.00%, with maturity at 2023	203	233,511
9.00%, with maturity at 2011	1	948
9.50%, with maturity at 2022	781	925,762
9.515%, with maturity at 2018(3)	508	589,231

		$150,889,074

Government National Mortgage Association:
3.125%, with various maturities to 2027(1)	$1,223	$1,261,363
8.25%, with maturity at 2020	369	432,793
9.00%, with maturity at 2017	408	469,046

		$2,163,202

Total Mortgage Pass-Throughs (identified cost $232,317,503)		$238,738,162

Collateralized Mortgage Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 2.441%, 10/15/22(4)	$119	$116,416
Series 2135, Class JZ, 6.00%, 3/15/29	6,474	7,072,256

		$7,188,672

Federal National Mortgage Association:
Series G93-17, Class FA, 1.344%, 4/25/23(4)	$252	$256,463
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,163	1,307,371
Series G97-4, Class FA, 1.175%, 6/17/27(4)	821	831,974
Series 296, (Interest Only), Class 2, 12.239%, 4/1/24(5)	3,558	733,818
Series 1993-203, Class PL, 6.50%, 10/25/23	1,468	1,640,360
Series 1993-250, Class Z, 7.00%, 12/25/23	421	453,763
Series 1994-14, Class F, 3.391%, 10/25/23(4)	1,458	1,502,611
Series 2001-4, Class GA, 9.929%, 4/17/25(3)	278	323,575
Series 2005-68, (Interest Only), Class XI, 7.022%, 8/25/35(5)	18,120	3,697,782
Series 2009-48, Class WA, 5.849%, 7/25/39(3)	3,101	3,414,645
Series 2009-62, Class WA, 5.551%, 8/25/39(3)	4,282	4,689,902

		$18,852,264

Government National Mortgage Association:
Series 2000-30, Class F, 0.891%, 12/16/22(4)	$1,457	$1,469,976

Total Collateralized Mortgage Obligations (identified cost $27,704,897)		$27,510,912

Commercial Mortgage-Backed Securities — 7.8%

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	$3,500	$3,556,524
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	4,232	4,288,552
COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,000	6,091,556
COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,401	1,411,643
CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	1,418	1,428,819
CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	616	616,200
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	759	765,769
GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	478	488,282
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	837	875,588
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	8,630	8,802,506
LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	1,337	1,338,942
MLMT, Series 2006-C2, Class A1, 5.601%, 8/12/43	121	121,110
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	9,650	10,035,589
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	990	990,989

Total Commercial Mortgage-Backed Securities (identified cost $40,637,118)		$40,812,069

U.S. Government Agency Obligations — 35.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$5,841,445
5.77%, 1/5/27	3,000	3,560,961

		$9,402,406

Federal Home Loan Bank:
4.125%, 12/13/19	$25,000	$26,860,075
4.125%, 3/13/20	20,000	21,368,860
4.50%, 9/13/19	25,000	27,490,450
4.625%, 9/11/20	1,735	1,919,271
5.365%, 9/9/24	8,000	9,304,184
5.375%, 9/30/22	10,135	11,981,121
5.375%, 8/15/24	3,500	4,079,092
5.75%, 6/12/26	12,000	14,427,384

		$117,430,437

United States Agency for International Development — Israel:
0.00%, 2/15/18	$5,050	$4,067,401
0.00%, 3/15/18	4,030	3,237,803
0.00%, 5/1/18	5,710	4,570,016
0.00%, 5/1/20	1,100	777,640
0.00%, 3/15/21	20,000	13,453,400
5.50%, 12/4/23	6,775	8,037,989
5.50%, 4/26/24	22,000	26,194,410

		$60,338,659

Total U.S. Government Agency Obligations (identified cost $175,443,926)		$187,171,502

U.S. Treasury Obligations — 5.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Notes, 1.375%, 9/15/12	$30,000	$30,501,570

Total U.S. Treasury Obligations (identified cost $29,933,981)		$30,501,570

Short-Term Investments — 2.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(6)	$11,146	$11,145,745

Total Short-Term Investments (identified cost $11,145,745)		$11,145,745

Total Investments — 101.8% (identified cost $517,183,170)		$535,879,960

Other Assets, Less Liabilities — (1.8)%		$(9,385,213)

Net Assets — 100.0%		$526,494,747

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

(1)		Adjustable rate mortgage.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2010.

(5)		Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated. The interest rate shown represents the yield based on the estimated timing and amount of future cash flows at period-end.

(6)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $20,497 and $0, respectively.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/10	1,370 U.S. 10-Year Treasury Note	Short	$(164,573,252)	$(169,623,126)	$(5,049,874)
9/10	285 U.S. 30-Year Treasury Bond	Short	(35,268,222)	(36,684,844)	(1,416,622)

					$(6,466,496)

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $6,466,496.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$518,103,332

Gross unrealized appreciation	$19,107,542
Gross unrealized depreciation	(1,330,914)

Net unrealized appreciation	$17,776,628

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$238,738,162	$—	$238,738,162
Collateralized Mortgage Obligations	—	27,510,912	—	27,510,912
Commercial Mortgage-Backed Securities	—	40,812,069	—	40,812,069
U.S. Government Agency Obligations	—	187,171,502	—	187,171,502
U.S. Treasury Obligations	—	30,501,570	—	30,501,570
Short-Term Investments	—	11,145,745	—	11,145,745

Total Investments	$—	$535,879,960	$—	$535,879,960

Liability Description

Futures Contracts	$(6,466,496)	$—	$—	$(6,466,496)

Total	$(6,466,496)	$—	$—	$(6,466,496)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010